Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Mar. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized (in Shares)	495,000,000	495,000,000
Ordinary shares, shares issued (in Shares)	6,581,250	6,581,250
Ordinary shares, shares outstanding (in Shares)	6,581,250	6,581,250
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized (in Shares)	5,000,000	5,000,000
Ordinary shares, shares issued (in Shares)	5,000,000	5,000,000
Ordinary shares, shares outstanding (in Shares)	5,000,000	5,000,000